7. INVENTORIES: Schedule of Inventory (Details) - CAD ($)		Dec. 31, 2019	Dec. 31, 2018
Details
Finished goods		$ 0	$ 102,499
Inventories	[1]	$ 0	$ 102,499

[1]	Note 7.